PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities [text block]

21) PROVISIONS AND CONTINGENCIES

Movements in provisions in 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	12/31/2015	Additions	Additions from business combination (Note 5)	Payments	Reversal	Transfers	Translation differences	12/31/2016
Non-current
Provisions for liabilities	29,532	10,331	4,212	(18,569)	(2,174)	-	7,062	30,394
Provisions for taxes	13,283	3,690	5,654	-	(3,923)	-	2,743	21,447
Provisions for dismantling	12,065	1,452	-	(13)	(259)	(207)	2,300	15,338
Other provisions	140	2,890	-	(61)	(54)	-	(199)	2,716
Total non-current	55,020	18,363	9,866	(18,643)	(6,410)	(207)	11,906	69,895

Current
Provisions for liabilities	6,205	1,079	3,239	(540)	(1,015)	-	(808)	8,160
Provisions for taxes	876	115	-	-	-	-	15	1,006
Provisions for dismantling	1,271	55	-	-	(1,512)	207	192	213
Other provisions	3,090	3,851	-	(15)	(1,230)	-	(357)	5,339
Total current	11,442	5,100	3,239	(555)	(3,757)	207	(958)	14,718

	Thousands of U.S. dollars
	12/31/2016	Additions	Additions from business combination (Note 5)	Payments	Reversal	Transfers	Translation differences	12/31/2017
Non-current
Provisions for liabilities	30,394	18,474	4,134	(6,520)	(10,687)	(73)	(4,912)	30,810
Provisions for taxes	21,447	1,286	2,274	-	(6,607)	2,108	(675)	19,833
Provisions for dismantling	15,338	1,416	-	(48)	(7,382)	-	(75)	9,249
Other provisions	2,716	944	-	(2,382)	(2,733)	(2,035)	4,784	1,294
Total non-current	69,895	22,120	6,408	(8,950)	(27,409)	-	(878)	61,186

Current
Provisions for liabilities	8,160	8,197	-	(2,479)	(104)	-	(3,231)	10,543
Provisions for taxes	1,006	4,580	-	-	-	-	55	5,641
Provisions for dismantling	213	1	-	6	(219)	-	(1)	-
Other provisions	5,339	988	-	(5,181)	(15)	-	1,754	2,884
Total current	14,718	13,766	-	(7,654)	(338)	-	(1,423)	19,068

“Provisions for liabilities” primarily relate to provisions for legal claims underway in Brazil. Atento Brasil S.A. has made payments in escrow related to legal claims from ex-employees, amounting to 33,678 thousand U.S. dollars and 42,217 thousand U.S. dollars as of December 31, 2016 and 2017, respectively.

“Provisions for taxes” mainly relate to probable contingencies in Brazil with respect to social security payments and other taxes, which are subject to interpretations by tax authorities. Atento Brasil S.A. has made payments in escrow related to taxes claims 4,619 thousand U.S. dollars and 4,407 thousand U.S. dollars as of December 31, 2016 and 2017, respectively.

The amount recognized under “Provision for dismantling” corresponds to the necessary cost of dismantling of the installations held under operating leases to bring them to its original condition.

As of December 31, 2017, lawsuits still before the courts as follow:

Brazil

At December 31, 2017, Atento Brasil was involved in approximately 14,750 labor-related disputes (12,364 labor disputes as of December 31, 2016), filed by Atento’s employees or ex-employees for various reasons, such as dismissals or claims over employment conditions in general. The total amount of the main claims classified as possible was 162,701 thousand U.S. dollars (134,244 thousand U.S. dollars on December 31, 2016).

In addition, at December 31, 2017, there are labor-related disputes belonging to the company Atento Brasil 1 (formely Casa Bahia Contact Center Ltda – “CBCC”) totaling 749 thousand U.S. dollars. According to the Company’s external attorneys, materialization of the risk event is probable.

Moreover, as of December 31, 2017, Atento Brasil was party to 14 civil public actions filed by the Labor Prosecutor’s Office due to alleged irregularities mainly concerning daily and general working routine, lack of overtime control and improper health and safety conditions in the workplace. The total amount involved in these claims was approximately 27,870 thousand Brazilian Reais (28,132 thousand U.S. dollars), of which 856 thousand Brazilian Reais relate to claims that have been classified as probable by our internal and external lawyers, for which amount Atento Brasil has recorded a provision, as indicated in the paragraph above. We expect that our ultimate liability for these claims, if any, will be substantially less than the full amount claimed. These claims are generally brought with respect to specific jurisdictions in Brazil, and it is possible that in the future similar claims could be brought against us in additional jurisdictions. We cannot assure that these current claims or future claims brought against us will not result in liability to the Company, and that such liability would not have a material adverse effect on our business, financial condition and results of operations.

As of December 31, 2017, Atento Brasil S.A. has 8 civil lawsuits ongoing for various reasons (14 on December 31, 2016) which, according to the Company’s external attorneys, materialization of the risk event is possible. The total amount of the claims is approximately 5,953 thousand U.S. dollars (4,948 thousand U.S. dollars on December 31, 2016).

In addition, at December 31, 2017, Atento Brasil S.A. has 42 disputes ongoing with the tax authorities and social security authorities, for various reasons relating to infraction proceedings filed (46 on December 31, 2016). The total amount of these claims is approximately 59,445 thousand U.S. dollars (30,885 thousand U.S. dollars on December 31, 2016). According to the Company’s external attorneys, risk of material loss is possible.

In addition, as of December 31, 2017, there are tax authorities disputes belonging to the company CBCC totaling 2,640 thousand U.S. dollars. According to the Company’s external attorneys, materialization of the risk event is probable.

Furthermore, it is important to highlight out that the Superior Labor Court of Appeals (Tribunal Superior do Trabalho) during the month of August 2015 decided to amend the indexation rate related to labor contingencies. The decision alters the Reference Rate Index (TR) usually used to adjust the amount of the contingencies to the Special Broad Consumer Price Index (Índice de Preços ao Consumidor Amplo Especial – IPCA-E). There are several questions about this matter, especially the period to which change should be applied as well as if the new index is appropriate. In addition, during October 2015, the Supreme Court (STF) issued a “writ of Mandamus” to the Federation of Brazilian Banks (FEBRABAN) suspending the application of the new index (IPCA-E). On September 31, 2017, a new decision of the Superior Labor Court of Appeals on the application of the index IPCA-E was amended, changing the initial date of the application of the index from June 30, 2009 to March 25, 2015. As early as December 2017 came the judgment of the Brazilian Bank Federation (FEBRABAN), declaring unfounded the suit proposed by FEBRABAN. With this unfounded, the effects of the injunction that had been granted by the STF were ceased. However, considering that this recent Supreme Court decision was rendered after the entry into force of Law 13,467 / 17 (Labor Reform), the conclusion that can be sustain it is that its effects would be limited to 25 March 2015 to 10 November 2017 because the new law gave a new text to the Article 879 of the Consolidated Labor Laws (CLT), to expressly determine that it will be apply the TR to upgrading of workers' claims arising from criminal conviction.

Thus, the Company considered this quarter the new modulation projection of the IPCA-E in labor, and this, the external opinion of our lawyers also considering as “possible” the probability of loss in an eventual dispute. The amount involved in the period from March 25, 2015 to November 10, 2017 is approximately 755 thousand U.S. dollars. We will monitor this issue during 2018.

On December 31, 2017, the subsidiary RBrasil Soluções S.A. holds contingent liabilities of labor nature classified as possible in the approximate amount of 377 thousand U.S. dollars.

On December 31, 2017, the subsidiary Interfile holds contingent liabilities of labor nature and social charges classified as possible in the approximate amount of 2,297 thousand U.S. dollars.

Additionally, there are other contingencies which are classified as possible by the Company amounting to 5,849 thousand U.S. dollars.

Spain

At December 31, 2017, Atento Teleservicios España S.A.U. including its branches and our other Spanish companies were party to labor-related disputes filed by Atento employees or former employees for different reasons, such as dismissals and disagreements regarding employment conditions, totaling 3,538 thousand U.S. dollars. According to the Company’s external lawyers, materialization of the risk event is possible.

Mexico

At December 31, 2017, Atento Mexico through its two entities (Atento Servicios, S.A. de C.V. and Atento Atencion y Servicios, S.A. de C.V.) is a party of labor related disputes filed by Atento employees that abandoned their employment or former employees that base their claim on justified termination reasons, totaling 7,187 thousand U.S. dollars (Atento Servicios, S.A. de C.V. 4,318 thousand U.S. dollars and Atento Atencion y Servicios, S.A. de C.V. 2,869 thousand U.S. dollars), according to the external labor law firm for possible risk labor disputes.

Argentina

In Argentina, as a consequence of an unfavourable sentence on the case “ATUSA S.A.” issued by Argentinian Internal Revenue Services (“Administración Federal de Ingresos Públicos”), notified on February 2017, the risk qualified so far as “remote” becomes now “possible” being this contingency estimated amount of approximately 2,454 thousand U.S. dollars at December 31, 2017 (3,147 thousand U.S. dollars on December 31, 2016). A formal appeal has been filed at the National Supreme Court of Justice.

Given the nature of the risks covered by these provisions, it is not possible to determine a reliable schedule of potential payments, if any.